S000019838 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Balanced Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Balanced Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 86
Expense Example, No Redemption, 3 Years	277
Expense Example, No Redemption, 5 Years	484
Expense Example, No Redemption, 10 Years	1,081
Columbia Variable Portfolio - Balanced Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	236
Expense Example, No Redemption, 5 Years	413
Expense Example, No Redemption, 10 Years	927
Columbia Variable Portfolio - Balanced Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	314
Expense Example, No Redemption, 5 Years	549
Expense Example, No Redemption, 10 Years	$ 1,221